Options (Tables)	6 Months Ended
May 31, 2023
Options
Schedule of stock option transactions
	May 31, 2023			May 31, 2022
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	1,309,000	0.35	0.27	1,489,500	2.40	1.80
Expired	-	-	-	(85,000)	32.70	25.08

Outstanding, end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38

Options exercisable, end of period	1,309,000	0.35	0.27	1,404,500	0.55	0.38